Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO - Dennis Zember ($)(1)	Compensation Actually Paid to CEO - Dennis Zember ($)(1)(6)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(6)	TSR	Peer Group TSR(3)	Net Income (loss) ($)(4)	Noninterest Bearing Deposit Growth (%)(5)
2025	2,185,079	2,042,842	673,501	503,862	136	149	61,443	26
2024	788,439	1,265,659	372,890	354,449	110	139	(16,205)	(7)
2023	1,196,693	1,354,283	402,237	436,295	116	116	(7,832)	(19)
2022	1,433,177	1,236,551	477,995	437,380	104	120	14,148	10
2021	1,617,767	1,767,008	510,044	488,097	128	143	31,113	20
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	The Company’s Non-CEO NEOs were: (i) for fiscal years 2025 and 2024, the Mathew A. Switzer, Rickey A. Fulk, Marie T. Leibson and Ann-Stanton Gore; (ii) for fiscal year 2023, Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore; (iii) for fiscal year 2022, Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber; and (iv) for fiscal year 2021, Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.
(3)	The Peer Group TSR is the total return of the Nasdaq Bank Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2025.
(4)	Presented in thousands.
(5)	Represents growth in Noninterest Bearing Deposit Growth for the period. We determined Noninterest Bearing Deposit growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-CEO NEOs.
(6)	CAP is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
●	subtracting the amount in the “Stock Awards” column of the SCT for such year,
●	adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year,
●	adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year,
●	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
●	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
●	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
●	adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2025	2024	2023	2022	2021
SCT Total Compensation	$2,185,079	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	(912,600)	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	625,950	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	146,813	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(2,800)	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	400	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$2,042,842	$1,265,659	$1,354,283	$1,236,551	$1,767,008

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021
SCT Total Compensation	$673,501	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	(211,250)	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	41,738	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(767)	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	641	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$503,862	$354,449	$436,295	$437,380	$488,097

Company Selected Measure Name	Noninterest Bearing Deposit growth
Named Executive Officers, Footnote
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	The Company’s Non-CEO NEOs were: (i) for fiscal years 2025 and 2024, the Mathew A. Switzer, Rickey A. Fulk, Marie T. Leibson and Ann-Stanton Gore; (ii) for fiscal year 2023, Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore; (iii) for fiscal year 2022, Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber; and (iv) for fiscal year 2021, Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.

Peer Group Issuers, Footnote	The Peer Group TSR is the total return of the Nasdaq Bank Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 2,185,079	$ 788,439	$ 1,196,693	$ 1,433,177	$ 1,617,767
PEO Actually Paid Compensation Amount	$ 2,042,842	1,265,659	1,354,283	1,236,551	1,767,008
Adjustment To PEO Compensation, Footnote

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2025	2024	2023	2022	2021
SCT Total Compensation	$2,185,079	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	(912,600)	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	625,950	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	146,813	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(2,800)	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	400	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$2,042,842	$1,265,659	$1,354,283	$1,236,551	$1,767,008

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021
SCT Total Compensation	$673,501	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	(211,250)	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	41,738	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(767)	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	641	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$503,862	$354,449	$436,295	$437,380	$488,097

Non-PEO NEO Average Total Compensation Amount	$ 673,501	372,890	402,237	477,995	510,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 503,862	354,449	436,295	437,380	488,097
Adjustment to Non-PEO NEO Compensation Footnote

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2025	2024	2023	2022	2021
SCT Total Compensation	$2,185,079	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	(912,600)	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	625,950	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	146,813	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(2,800)	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	400	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$2,042,842	$1,265,659	$1,354,283	$1,236,551	$1,767,008

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021
SCT Total Compensation	$673,501	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	(211,250)	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	41,738	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(767)	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	641	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—	—
CAP	$503,862	$354,449	$436,295	$437,380	$488,097

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Required Tabular Disclosure of Most Important Measures (Unranked) to Determine 2025 CAP

Net Income
Noninterest Bearing Deposit Growth
Gross Loan Growth
Growth in Bank Operating Expenses

Total Shareholder Return Amount	$ 136	110	116	104	128
Peer Group Total Shareholder Return Amount	149	139	116	120	143
Net Income (Loss)	$ 61,443	$ (16,205)	$ (7,832)	$ 14,148	$ 31,113
Company Selected Measure Amount	26	(7)	(19)	10	20
PEO Name	Mr. Zember
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Non-GAAP Measure Description
(6)	CAP is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:

Measure:: 2
Pay vs Performance Disclosure
Name	Noninterest Bearing Deposit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Growth in Bank Operating Expenses
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (912,600)		$ (459,000)	$ (498,102)	$ (631,575)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,950	$ 524,700	569,700	498,944	631,996
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,813	(49,000)	42,930	(170,972)	46,400
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,800)	(480)	360	(31,696)	95,620
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400	2,000	3,600	5,200	6,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,250)		(102,000)	(91,683)	(87,868)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,600	92,838	33,773
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,738	(17,763)	9,275	(34,010)	26,361
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(767)	(1,656)	(1,602)	(11,234)	2,671
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 641	$ 976	$ 1,785	$ 3,474	$ 3,117